Note 5 - Loans and Related Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule Of Financing Receivable By Segment [Table Text Block]
December 31, 2020
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$1,565	$101,556	$103,121
Non-owner occupied	4,123	305,301	309,424
Multifamily	-	39,562	39,562
Residential real estate	1,319	232,676	233,995
Commercial and industrial	834	231,210	232,044
Home equity lines of credit	246	112,297	112,543
Construction and other	-	63,573	63,573
Consumer installment	-	9,823	9,823
Total	$8,087	$1,095,998	$1,104,085
December 31, 2019
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$3,474	$98,912	$102,386
Non-owner occupied	7,084	295,096	302,180
Multifamily	-	62,028	62,028
Residential real estate	1,278	233,520	234,798
Commercial and industrial	882	88,645	89,527
Home equity lines of credit	351	111,897	112,248
Construction and other	-	66,680	66,680
Consumer installment	1	14,410	14,411
Total	$13,070	$971,188	$984,258

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
December 31, 2020
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$1,332	$1,342
Non-owner occupied	371	6,446	6,817
Multifamily	-	461	461
Residential real estate	20	1,663	1,683
Commercial and industrial	48	1,305	1,353
Home equity lines of credit	41	1,364	1,405
Construction and other	-	378	378
Consumer installment	-	20	20
Total	$490	$12,969	$13,459
December 31, 2019
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$45	$756	$801
Non-owner occupied	582	2,800	3,382
Multifamily	-	340	340
Residential real estate	28	698	726
Commercial and industrial	3	453	456
Home equity lines of credit	2	930	932
Construction and other	-	103	103
Consumer installment	-	28	28
Total	$660	$6,108	$6,768
	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2019	Charge-offs	Recoveries	Provision	December 31, 2020
Loans:
Commercial real estate:
Owner occupied	$801	$(50)	$17	$574	$1,342
Non-owner occupied	3,382	(3,022)	74	6,383	6,817
Multifamily	340	-	-	121	461
Residential real estate	726	(62)	42	977	1,683
Commercial and industrial	456	(245)	294	848	1,353
Home equity lines of credit	932	(55)	84	444	1,405
Construction and other	103	-	157	118	378
Consumer installment	28	(405)	22	375	20
Total	$6,768	$(3,839)	$690	$9,840	$13,459
	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2018	Charge-offs	Recoveries	Provision	December 31, 2019
Loans:
Commercial real estate:
Owner occupied	$1,315	$(32)	$5	$(487)	$801
Non-owner occupied	2,862	-	12	508	3,382
Multifamily	474	-	-	(134)	340
Residential real estate	761	(361)	46	280	726
Commercial and industrial	969	(519)	82	(76)	456
Home equity lines of credit	820	(162)	32	242	932
Construction and other	100	-	74	(71)	103
Consumer installment	127	(735)	8	628	28
Total	$7,428	$(1,809)	$259	$890	$6,768

Impaired Financing Receivables [Table Text Block]
December 31, 2020
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$1,118	$1,142	$-
Non-owner occupied	801	801	-
Residential real estate	941	1,013	-
Commercial and industrial	561	1,056	-
Home equity lines of credit	80	92	-
Total	$3,501	$4,104	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$447	$447	$10
Non-owner occupied	3,322	3,596	371
Residential real estate	378	378	20
Commercial and industrial	273	276	48
Home equity lines of credit	166	166	41
Total	$4,586	$4,863	$490

Total:
Commercial real estate:
Owner occupied	$1,565	$1,589	$10
Non-owner occupied	4,123	4,397	371
Residential real estate	1,319	1,391	20
Commercial and industrial	834	1,332	48
Home equity lines of credit	246	258	41
Total	$8,087	$8,967	$490
December 31, 2019
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$1,772	$1,772	$-
Non-owner occupied	3,845	3,845	-
Residential real estate	759	829	-
Commercial and industrial	747	1,524	-
Home equity lines of credit	220	228	-
Consumer installment	1	1	-
Total	$7,344	$8,199	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$1,702	$1,713	$45
Non-owner occupied	3,239	3,239	582
Residential real estate	519	569	28
Commercial and industrial	135	135	3
Home equity lines of credit	131	131	2
Total	$5,726	$5,787	$660

Total:
Commercial real estate:
Owner occupied	$3,474	$3,485	$45
Non-owner occupied	7,084	7,084	582
Residential real estate	1,278	1,398	28
Commercial and industrial	882	1,659	3
Home equity lines of credit	351	359	2
Consumer installment	1	1	-
Total	$13,070	$13,986	$660

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2020		As of December 31, 2019
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial real estate:
Owner occupied	$2,851	$72	$3,808	$176
Non-owner occupied	8,815	184	6,558	199
Residential real estate	1,247	52	1,626	49
Commercial and industrial	1,076	42	1,770	141
Home equity lines of credit	308	8	177	2
Construction and other	-	-	648	-
Consumer installment	-	-	2	-
Total	$14,297	$358	$14,589	$567

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	December 31, 2020
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	2	-	2	$25	$24
Residential real estate	1	-	1	114	114
				$139	$138
	December 31, 2019
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	3	-	3	$488	$490
Residential real estate	-	2	2	123	178
Home equity lines of credit	4	-	4	171	176
				$782	$844

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
December 31, 2020	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$93,939	$7,084	$2,098	$-	$103,121
Non-owner occupied	258,974	983	49,467	-	309,424
Multifamily	39,562	-	-	-	39,562
Residential real estate	230,944	265	2,786	-	233,995
Commercial and industrial	227,765	1,800	2,479	-	232,044
Home equity lines of credit	111,208	-	1,335	-	112,543
Construction and other	58,082	-	5,491	-	63,573
Consumer installment	9,816	-	7	-	9,823
Total	$1,030,290	$10,132	$63,663	$-	$1,104,085
		Special			Total
December 31, 2019	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$95,518	$3,951	$2,917	$-	$102,386
Non-owner occupied	292,191	3,038	6,951	-	302,180
Multifamily	62,028	-	-	-	62,028
Residential real estate	231,633	420	2,745	-	234,798
Commercial and industrial	84,136	3,619	1,772	-	89,527
Home equity lines of credit	111,354	-	894	-	112,248
Construction and other	66,680	-	-	-	66,680
Consumer installment	14,399	-	12	-	14,411
Total	$957,939	$11,028	$15,291	$-	$984,258

Financing Receivable, Past Due [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2020	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$102,587	$418	$-	$116	$534	$103,121
Non-owner occupied	305,613	1,844	1,373	594	3,811	309,424
Multifamily	39,562	-	-	-	-	39,562
Residential real estate	230,996	2,364	95	540	2,999	233,995
Commercial and industrial	231,534	260	219	31	510	232,044
Home equity lines of credit	112,325	120	-	98	218	112,543
Construction and other	63,529	44	-	-	44	63,573
Consumer installment	9,424	71	108	220	399	9,823
Total	$1,095,570	$5,121	$1,795	$1,599	$8,515	$1,104,085
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2019	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$101,264	$64	$-	$1,058	$1,122	$102,386
Non-owner occupied	298,941	-	-	3,239	3,239	302,180
Multifamily	62,028	-	-	-	-	62,028
Residential real estate	232,518	1,439	34	807	2,280	234,798
Commercial and industrial	88,965	190	66	306	562	89,527
Home equity lines of credit	111,792	274	29	153	456	112,248
Construction and other	66,680	-	-	-	-	66,680
Consumer installment	13,378	622	216	195	1,033	14,411
Total	$975,566	$2,589	$345	$5,758	$8,692	$984,258

Financing Receivable, Nonaccrual [Table Text Block]
December 31, 2020	Nonaccrual	90+ Days Past Due and Accruing

Commercial real estate:
Owner occupied	$458	$-
Non-owner occupied	3,758	-
Residential real estate	2,487	-
Commercial and industrial	509	-
Home equity lines of credit	422	-
Consumer installment	224	-
Total	$7,858	$-
December 31, 2019	Nonaccrual	90+ Days Past Due and Accruing

Commercial real estate:
Owner occupied	$1,162	$-
Non-owner occupied	3,289	-
Residential real estate	2,576	-
Commercial and industrial	946	-
Home equity lines of credit	709	-
Consumer installment	197	-
Total	$8,879	$-